Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Gooodwill, Beginning balance	$ 0	$ 0
Goodwill acquisition of nora pharma		18,326,719
Goodwill impairment	0	(18,326,719)
Goodwill additions	0
Gooodwill, Ending balance	$ 0	$ 0